Subsequent Events (Details) - USD ($)		3 Months Ended	12 Months Ended
	May 13, 2025	Mar. 31, 2025	Dec. 31, 2024	Apr. 17, 2025
Subsequent Events [Line Items]
Common stock issued upon draw on the equity line of credit (in Shares)			2,000,000
Common stock price (in Dollars per share)		$ 1.82	$ 3.89
Crowdkeep Convertible Notes [Member]
Subsequent Events [Line Items]
Aggregate principal amount		$ 1,000,000
Debt Instrument, Interest Rate During Period		8.00%
Price per share (in Dollars per share)		$ 5
Common stock price (in Dollars per share)		$ 7.5
Description of convertible notes		(i) $7.50 per share and (ii) 20% multiplied by the VWAP (calculated as set forth in the Crowdkeep Convertible Notes) for the prior consecutive thirty (30) trading day period, in each case subject to certain equitable adjustments.
One Tranches [Member]
Subsequent Events [Line Items]
Aggregate loan payable				$ 1,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate loan payable				500,000
Subsequent Event [Member] | Asset Purchase Agreement [Member]
Subsequent Events [Line Items]
Common stock issued upon draw on the equity line of credit (in Shares)	4,065,689
Subsequent Event [Member] | TwoTranches [Member]
Subsequent Events [Line Items]
Aggregate loan payable				$ 500,000